Putnam Investments

One Post Office Square

Boston, MA 02109

September 2, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE: Putnam RetirementReady Funds (the “Trust”) (Reg. Nos. (333-117134) (811-21598)

(the “Trust”) Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 21 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 29, 2016.

Comments or questions concerning this certificate may be directed to Peter Fariel at 1-800-225-2465, ext. 10023

Very truly yours,

Putnam RetirementReady Funds

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:    James Thomas, Esq.